Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other receivables
Schedule of trade and other receivables

	2021	2020
for the year ended 30 June	Rm	Rm

Trade receivables	23 692	18 247
Other receivables	3 786	4 310
Related party receivables — equity accounted investments	255	215
Impairment of trade and other receivables	(515)	(706)
Trade and other receivables	27 218	22 066
Duties recoverable from customers	263	366
Prepaid expenses and other	1 860	1 605
Value added tax	1 592	1 060
	30 933	25 097